Shareholder Fees - FidelityMulti-AssetIndexFund-RetailPRO	Apr. 29, 2024 USD ($)
FidelityMulti-AssetIndexFund-RetailPRO | Fidelity Multi-Asset Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none